Restricted Deposits (Tables)	12 Months Ended
Dec. 31, 2019
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Deposits which are restricted in use
Deposits which are restricted in use as of December 31, 2019 and 2018 are summarized as follows:

(In millions of won)
	December 31, 2019		December 31, 2018
Short-term financial instruments(*)	￦	95,034	79,511
Long-term financial instruments(*)		988	1,218

	￦	96,022	80,729

(*)
Financial instruments include charitable trust fund established by the Group where profits from the fund are donated to charitable institutions. As of December 31, 2019, the funds cannot be withdrawn before maturity.